Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member]	Tsakos Energy Navigation Limited [Member] Series D Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series E Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series D Preferred Stock [Member]	Series B Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2022	$ 15,010	$ 150,919	$ (6,791)	$ 311,726				$ 1,471,897				$ 51,022		$ 1,522,919					$ 993,368		$ 7,665
Beginning balance, Shares at Dec. 31, 2022			678,173
Net income				237,196				237,196				2,379		239,575
Partial redemption of Class B preferred shares of subsidiary												(1,000)		(1,000)
Redemption of Series D Preferred Shares	(3,517)			(3,256)				(87,927)						(87,927)						$ (81,154)
Cash dividends paid ($0.30 per common share)				(8,856)				(8,856)						(8,856)
Cash dividends declared ($0.30 and $0.60 for 2023 and 2024 per common share, respectively)				(8,850)				(8,850)						(8,850)
Dividends paid on preferred shares					$ (3,848)	$ (5,486)	$ (8,012)		$ (3,848)	$ (5,486)	$ (8,012)		$ (756)		$ (3,848)	$ (756)	$ (5,486)	$ (8,012)
Other comprehensive loss								(2,628)						(2,628)							(2,628)
Ending balance, value at Jun. 30, 2023	11,493	150,919	$ (6,791)	510,614				1,583,486				51,645		1,635,131					912,214		5,037
Ending balance, shares at Jun. 30, 2023			678,173
Beginning balance, value at Dec. 31, 2023	11,493	150,919	$ (6,791)	548,237				1,618,557				34,090		1,652,647					912,214		2,485
Beginning balance, Shares at Dec. 31, 2023			678,173
Net income	0	0	$ 0	130,422				130,422				1,587		132,009
Cash dividends declared ($0.30 and $0.60 for 2023 and 2024 per common share, respectively)				(17,705)				(17,705)						(17,705)
Dividends paid on preferred shares						$ (5,488)	$ (8,012)			$ (5,488)	$ (8,012)						$ (5,488)	$ (8,012)
Other comprehensive loss								(1,991)						(1,991)							(1,991)
Ending balance, value at Jun. 30, 2024	$ 11,493	$ 150,919	$ (6,791)	$ 647,454				$ 1,715,783				$ 35,677		$ 1,751,460					$ 912,214		$ 494
Ending balance, shares at Jun. 30, 2024			678,173